Deposits - Composition of Deposits (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Noninterest-bearing deposits		$ 86,097	$ 83,766
Interest-bearing deposits
Interest checking		66,298	59,169
Money market savings		109,947	86,159
Savings accounts		41,783	38,468
Time deposits		30,465	32,838
Total interest-bearing deposits	[1]	248,493	216,634
Total deposits		$ 334,590	$ 300,400

[1]	lncludes time deposits greater than $250,000 balances of $3.0 billion and $2.6 billion at December 31, 2016 and 2015, respectively.